VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 2.6%
Wells Fargo & Co.	9,749	$392,105
Capital Goods: 13.5%
3M Co.	3,191	352,605
Allegion plc	2,109	189,135
Boeing Co. *	2,741	331,880
Emerson Electric Co.	5,010	366,832
Honeywell International, Inc.	1,081	180,495
Masco Corp.	8,095	377,956
Rockwell Automation, Inc.	1,016	218,552
		2,017,455
Commercial & Professional Services: 4.6%
Equifax, Inc.	2,177	373,203
TransUnion	5,222	310,657
		683,860
Consumer Durables & Apparel: 2.5%
Polaris, Inc. †	3,826	365,957
Diversified Financials: 9.0%
Berkshire Hathaway, Inc. *	727	194,124
BlackRock, Inc.	640	352,179
Charles Schwab Corp.	3,241	232,931
Intercontinental Exchange, Inc.	2,141	193,439
MarketAxess Holdings, Inc.	835	185,779
State Street Corp.	3,130	190,335
		1,348,787
Food, Beverage & Tobacco: 1.4%
Kellogg Co.	2,897	201,805
Health Care Equipment & Services: 7.6%
Medtronic Plc	4,594	370,966
Veeva Systems, Inc. *	2,267	373,783
Zimmer Biomet Holdings, Inc.	3,768	393,944
		1,138,693
Materials: 3.5%
Ecolab, Inc.	2,485	358,884
International Flavors & Fragrances, Inc.	1,827	165,946
		524,830
Media & Entertainment: 9.2%
Alphabet, Inc. *	3,693	353,236
Comcast Corp.	10,992	322,395
Meta Platforms, Inc. *	2,485	337,165
	Number of Shares	Value
Media & Entertainment (continued)
Walt Disney Co. *	3,885	$366,472
		1,379,268
Pharmaceuticals, Biotechnology & Life Sciences: 6.2%
Biogen, Inc. *	1,983	529,461
Gilead Sciences, Inc.	6,502	401,108
		930,569
Retailing: 8.6%
Amazon.com, Inc. *	3,413	385,669
Etsy, Inc. *	4,583	458,896
MercadoLibre, Inc. *	535	442,862
		1,287,427
Semiconductors & Semiconductor Equipment: 10.6%
Applied Materials, Inc.	2,249	184,261
Intel Corp.	5,306	136,736
KLA Corp.	612	185,209
Lam Research Corp.	946	346,236
Microchip Technology, Inc.	3,180	194,075
NVIDIA Corp.	1,508	183,056
Teradyne, Inc.	4,600	345,690
		1,575,263
Software & Services: 20.7%
Adobe, Inc. *	1,077	296,390
Fortinet, Inc. *	4,098	201,335
Guidewire Software, Inc. *	5,776	355,686
Microsoft Corp.	1,586	369,379
Salesforce, Inc. *	2,549	366,648
ServiceNow, Inc. *	898	339,094
Tyler Technologies, Inc. *	1,173	407,618
Western Union Co.	26,558	358,533
Workday, Inc. *	2,617	398,360
		3,093,043
Total Common Stocks (Cost: $17,551,416)		14,939,062

MONEY MARKET FUND: 1.1% (Cost: $163,054)
Invesco Treasury Portfolio - Institutional Class	163,054	163,054
Total Investments: 101.1% (Cost: $17,714,470)		15,102,116
Liabilities in excess of other assets: (1.1)%		(163,684)
NET ASSETS: 100.0%		$14,938,432

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,122.
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VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	9.1%	$1,379,268
Consumer Discretionary	10.9	1,653,384
Consumer Staples	1.3	201,805
Financials	11.5	1,740,892
Health Care	13.8	2,069,262
Industrials	17.9	2,701,315
Information Technology	30.9	4,668,306
Materials	3.5	524,830
Money Market Fund	1.1	163,054
	100.0%	$15,102,116
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